Commitments and Contingencies - Summary of Right of Use Lease Assets (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Other Information [Abstract]
Operating cash flows from operating leases	$ 2,309	$ 9,301
Weighted-average remaining lease term-operating leases	6 years 6 months	6 years 10 months 24 days
Weighted-average discount rate-operating leases	10.89%	7.28%